Equity - Summary of Movement of Treasury Shares (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 18, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of equity [line items]
Beginning balance		$ 2,122,148	$ 1,492,110	$ 1,299,397
Other		(87,308)	(105,932)	(167,639)
Share settlement convertible notes	$ 349,000		349,495
Ending balance		$ 2,372,743	$ 2,122,148	1,492,110
Treasury stock
Disclosure of equity [line items]
Beginning balance, shares (in shares)		2,887,905	5,441,434
Beginning balance		$ (204,130)	$ (344,541)	(176,902)
Acquisition of treasury shares (in shares)		929,941	1,141,316
Other		$ (87,308)	$ (105,932)	$ (167,639)
Share settlement convertible notes (in shares)			(3,694,845)
Share settlement convertible notes			$ 246,343
Ending balance, shares (in shares)		3,817,846	2,887,905	5,441,434
Ending balance		$ (291,438)	$ (204,130)	$ (344,541)